Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value [Abstract]
Schedule of Carrying amounts and Estimated Fair Values

The following is a summary of the carrying amounts and estimated fair values of these financial instruments as of December 31, 2025 and 2024 (in thousands):

	As of December 31, 2025		As of December 31, 2024
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$4,143	$4,143	$4,614	$4,614
Line of credit (Level 3)	$2,133	$2,073	$2,455	$2,370